CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS [Abstract]
Net sales	$ 54,074	$ 64,783	$ 84,022
Cost of sales	47,264	55,318	74,474
Gross profit	6,810	9,465	9,548
Selling, general and administrative expenses	10,803	12,273	13,941
Other income (expenses), net	274	639	(4,435)
Operating loss	(3,719)	(2,169)	(8,828)
Non-operating income, net	2,056	1,190	1,096
Loss before income taxes	(1,663)	(979)	(7,732)
Income taxes (note 10)	328	482	382
Net loss attributable to Deswell Industries, Inc.	(1,991)	(1,461)	(8,114)
Other comprehensive loss
Unrealized gain (loss) on available-for-sale securities	718	(746)
Total comprehensive loss attributable to Deswell Industries, Inc.	$ (1,273)	$ (2,207)	$ (8,114)
Basic:
Net loss per share	$ (0.12)	$ (0.09)	$ (0.5)
Weighted average common shares outstanding (in shares)	16,467	16,197	16,193
Diluted:
Net loss per share	$ (0.12)	$ (0.09)	$ (0.5)
Weighted average common and potential common shares (in shares)	16,467	16,197	16,193